Property, plant and equipment (Details) € in Millions		1 Months Ended	12 Months Ended
	Nov. 28, 2014 aircraft	Sep. 30, 2014 aircraft	Mar. 31, 2024 EUR (€) aircraft	Mar. 31, 2023 EUR (€) aircraft	Mar. 31, 2022 EUR (€) aircraft
Reconciliation of property, plant and equipment
Property, plant and equipment			€ 10,847.0	€ 9,908.9	€ 9,095.1
Aircraft
Reconciliation of property, plant and equipment
Net book value of aircraft mortgaged to lenders as security for loans			0.0	102.0	692.0
Property, plant and equipment			€ 10,612.3	€ 9,731.8	€ 8,930.8
Boeing 737-800s
Reconciliation of property, plant and equipment
Number of aircraft sold | aircraft			0	0	10
Boeing 737-8200 aircraft
Reconciliation of property, plant and equipment
Number of Aircraft, Firm Order | aircraft	10	100